Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Exposure	£ 202,929	£ 211,222
Accumulated impairment
Disclosure of credit risk exposure [line items]
Exposure	(785)	(916)
Financial assets	870	994
Mortgages
Disclosure of credit risk exposure [line items]
Exposure	167,228	175,239
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	6,511	7,028
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	2,774	2,674
Everyday Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	286	300
Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	150	140
Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	136	160
Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,759	5,228
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Upside
Disclosure of credit risk exposure [line items]
Exposure	£ 290,484	£ 300,969
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 742	£ 834
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 198,747	£ 204,357
Proportion of assets in Stage 2	8.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 381	£ 420
Upside | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 178,041	£ 183,568
Proportion of assets in Stage 2 - of which: mortgages	9.00%	7.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Upside | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 113	£ 143
Upside | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,642	£ 13,116
Proportion of assets in Stage 2	3.00%	2.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,064	£ 7,673
Proportion of assets in Stage 2	5.00%	7.00%
Proportion of assets in Stage 3	2.00%	2.00%
Upside | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 142	£ 132
Upside | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	126	145
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,759	£ 5,228
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	0.00%
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 67	£ 68
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,307	£ 27,277
Proportion of assets in Stage 2	7.00%	13.00%
Proportion of assets in Stage 3	2.00%	3.00%
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 294	£ 346
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 60,671	£ 64,107
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Base case
Disclosure of credit risk exposure [line items]
Exposure	£ 290,484	£ 300,969
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 775	£ 898
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 198,747	£ 204,357
Proportion of assets in Stage 2	8.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 404	£ 467
Base case | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 178,041	£ 183,568
Proportion of assets in Stage 2 - of which: mortgages	9.00%	7.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Base case | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 129	£ 176
Base case | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,642	£ 13,116
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,064	£ 7,673
Proportion of assets in Stage 2	5.00%	8.00%
Proportion of assets in Stage 3	2.00%	2.00%
Base case | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 148	£ 138
Base case | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	127	153
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,759	£ 5,228
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	0.00%
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 68	£ 69
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,307	£ 27,277
Proportion of assets in Stage 2	7.00%	14.00%
Proportion of assets in Stage 3	2.00%	3.00%
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 303	£ 362
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 60,671	£ 64,107
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 290,484	£ 300,969
Proportion of assets in Stage 2	8.00%	6.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 922	£ 993
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 198,747	£ 204,357
Proportion of assets in Stage 2	9.00%	7.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 518	£ 538
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 178,041	£ 183,568
Proportion of assets in Stage 2 - of which: mortgages	10.00%	7.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 219	£ 236
Downside 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,642	£ 13,116
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,064	£ 7,673
Proportion of assets in Stage 2	7.00%	8.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 1 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 154	£ 142
Downside 1 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	145	160
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,759	£ 5,228
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	0.00%
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 69	£ 70
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,307	£ 27,277
Proportion of assets in Stage 2	9.00%	14.00%
Proportion of assets in Stage 3	2.00%	3.00%
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 335	£ 385
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 60,671	£ 64,107
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Stubborn Inflation
Disclosure of credit risk exposure [line items]
Exposure		£ 300,969
Proportion of assets in Stage 2		7.00%
Proportion of assets in Stage 3		1.00%
Stubborn Inflation | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 1,179
Stubborn Inflation | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 204,357
Proportion of assets in Stage 2		8.00%
Proportion of assets in Stage 3		1.00%
Stubborn Inflation | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 692
Stubborn Inflation | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages		£ 183,568
Proportion of assets in Stage 2 - of which: mortgages		8.00%
Proportion of assets in Stage 3 - of which: mortgages		1.00%
Stubborn Inflation | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 365
Stubborn Inflation | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure		£ 13,116
Proportion of assets in Stage 2		3.00%
Proportion of assets in Stage 3		0.00%
Stubborn Inflation | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure		£ 7,673
Proportion of assets in Stage 2		9.00%
Proportion of assets in Stage 3		2.00%
Stubborn Inflation | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets		£ 150
Stubborn Inflation | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets		177
Stubborn Inflation | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure		£ 5,228
Proportion of assets in Stage 2		6.00%
Proportion of assets in Stage 3		0.00%
Stubborn Inflation | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 72
Stubborn Inflation | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 27,277
Proportion of assets in Stage 2		17.00%
Proportion of assets in Stage 3		3.00%
Stubborn Inflation | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 415
Stubborn Inflation | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure		£ 64,107
Proportion of assets in Stage 2		0.00%
Proportion of assets in Stage 3		0.00%
Stubborn Inflation | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	£ 290,484	£ 300,969
Proportion of assets in Stage 2	13.00%	12.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,525	£ 1,412
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 198,747	£ 204,357
Proportion of assets in Stage 2	15.00%	15.00%
Proportion of assets in Stage 3	1.00%	1.00%
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,052	£ 891
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 178,041	£ 183,568
Proportion of assets in Stage 2 - of which: mortgages	16.00%	17.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Downside 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 706	£ 564
Downside 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,642	£ 13,116
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,064	£ 7,673
Proportion of assets in Stage 2	10.00%	9.00%
Proportion of assets in Stage 3	2.00%	2.00%
Downside 2 | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 159	£ 150
Downside 2 | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	187	177
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,759	£ 5,228
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	0.00%
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 70	£ 72
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,307	£ 27,277
Proportion of assets in Stage 2	15.00%	20.00%
Proportion of assets in Stage 3	2.00%	3.00%
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 403	£ 449
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 60,671	£ 64,107
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Weighted
Disclosure of credit risk exposure [line items]
Exposure	£ 290,484	£ 300,969
Proportion of assets in Stage 2	8.00%	8.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 870	£ 994
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 198,747	£ 204,357
Proportion of assets in Stage 2	9.00%	9.00%
Proportion of assets in Stage 3	1.00%	1.00%
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 459	£ 544
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 178,041	£ 183,568
Proportion of assets in Stage 2 - of which: mortgages	9.00%	10.00%
Proportion of assets in Stage 3 - of which: mortgages	1.00%	1.00%
Weighted | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 173	£ 244
Weighted | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 13,642	£ 13,116
Proportion of assets in Stage 2	3.00%	3.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 7,064	£ 7,673
Proportion of assets in Stage 2	6.00%	8.00%
Proportion of assets in Stage 3	2.00%	2.00%
Weighted | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 150	£ 140
Weighted | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	136	160
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,759	£ 5,228
Proportion of assets in Stage 2	7.00%	6.00%
Proportion of assets in Stage 3	1.00%	0.00%
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 69	£ 70
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,307	£ 27,277
Proportion of assets in Stage 2	8.00%	13.00%
Proportion of assets in Stage 3	2.00%	3.00%
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 342	£ 380
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 60,671	£ 64,107
Proportion of assets in Stage 2	0.00%	0.00%
Proportion of assets in Stage 3	0.00%	0.00%
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0